High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (0.6%)	Shares/ Par +	Value $ (000’s)
Communications (0.1%)
iHeartMedia, Inc. *	22,266	422

Total		422

Energy (0.4%)
Superior Energy Services, Inc. *,Æ	60,602	3,091

Total		3,091

Telecommunications (0.1%)
Intelsat Emergence SA *,Æ	21,888	651

Total		651

Total Common Stocks (Cost: $4,383)		4,164

Corporate Bonds (97.0%)
Basic Materials (3.9%)
Ashland LLC 3.375%, 9/1/31 144A	825,000	728
Axalta Coating Systems LLC 3.375%, 2/15/29 144A	875,000	769
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding 4.750%, 6/15/27 144A	350,000	337
Clearwater Paper Corp.
4.750%, 8/15/28 144A	150,000	139
5.375%, 2/1/25 144A	2,625,000	2,655
Cleveland-Cliffs, Inc.
4.625%, 3/1/29 144A	1,900,000	1,874
4.875%, 3/1/31 144A	1,900,000	1,879
Coeur Mining, Inc. 5.125%, 2/15/29 144A	1,500,000	1,302
Compass Minerals International, Inc.
4.875%, 7/15/24 144A	1,975,000	1,953
6.750%, 12/1/27 144A	1,425,000	1,443
Diamond BC BV 4.625%, 10/1/29 144A	1,850,000	1,660
Element Solutions, Inc. 3.875%, 9/1/28 144A	1,650,000	1,541
Freeport-McMoRan, Inc.
4.625%, 8/1/30	425,000	435
5.000%, 9/1/27	300,000	308
5.250%, 9/1/29	50,000	52
5.400%, 11/14/34	475,000	527
H.B. Fuller Co. 4.250%, 10/15/28	525,000	492
Herens Holdco SARL 4.750%, 5/15/28 144A	2,525,000	2,264
Hexion, Inc. 7.875%, 7/15/27 144A	2,400,000	2,531
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 7/1/28 144A	725,000	734
Olympus Water US Holding Corp.
4.250%, 10/1/28 144A	1,250,000	1,135
6.250%, 10/1/29 144A	1,800,000	1,593

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Basic Materials continued
Polar US Borrower LLC 6.750%, 5/15/26 144A	1,925,000	1,641
SPCM SA
3.125%, 3/15/27 144A	250,000	230
3.375%, 3/15/30 144A	425,000	373
WR Grace Holdings LLC
4.875%, 6/15/27 144A	675,000	661
5.625%, 8/15/29 144A	1,200,000	1,122

Total		30,378

Communications (17.0%)
AMC Networks, Inc.
4.250%, 2/15/29	900,000	840
4.750%, 8/1/25	325,000	324
5.000%, 4/1/24	535,000	534
Cars.com, Inc. 6.375%, 11/1/28 144A	1,900,000	1,886
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	750,000	681
4.250%, 1/15/34 144A	1,200,000	1,042
4.500%, 8/15/30 144A	2,175,000	2,041
4.500%, 5/1/32	1,050,000	960
4.500%, 6/1/33 144A	1,175,000	1,055
4.750%, 3/1/30 144A	3,400,000	3,265
4.750%, 2/1/32 144A	450,000	419
5.000%, 2/1/28 144A	2,000,000	1,979
5.125%, 5/1/27 144A	2,975,000	2,979
5.375%, 6/1/29 144A	1,350,000	1,350
5.500%, 5/1/26 144A	275,000	279
Ciena Corp. 4.000%, 1/31/30 144A	325,000	313
CSC Holdings LLC
3.375%, 2/15/31 144A	825,000	695
4.125%, 12/1/30 144A	950,000	833
4.500%, 11/15/31 144A	2,750,000	2,465
4.625%, 12/1/30 144A	1,650,000	1,380
5.250%, 6/1/24	1,425,000	1,427
5.500%, 4/15/27 144A	2,425,000	2,404
5.750%, 1/15/30 144A	3,750,000	3,338
6.500%, 2/1/29 144A	675,000	680
7.500%, 4/1/28 144A	1,925,000	1,891
Cumulus Media New Holdings, Inc. 6.750%, 7/1/26 144A	1,751,000	1,751
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26 144A	675,000	262
6.625%, 8/15/27 144A	1,900,000	391
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875%, 8/15/27 144A	1,850,000	1,820
DISH DBS Corp.
5.125%, 6/1/29	2,700,000	2,299
5.750%, 12/1/28 144A	1,100,000	1,041
5.875%, 11/15/24	275,000	274
7.375%, 7/1/28	750,000	711

High Yield Bond Portfolio

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Communications continued
7.750%, 7/1/26	1,350,000	1,341
Entercom Media Corp.
6.500%, 5/1/27 144A	2,250,000	2,111
6.750%, 3/31/29 144A	1,650,000	1,541
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/1/27 144A	1,625,000	1,632
Gray Escrow II, Inc. 5.375%, 11/15/31 144A	1,175,000	1,124
Gray Television, Inc.
4.750%, 10/15/30 144A	525,000	488
5.875%, 7/15/26 144A	2,575,000	2,636
7.000%, 5/15/27 144A	750,000	776
iHeartCommunications, Inc.
4.750%, 1/15/28 144A	425,000	406
5.250%, 8/15/27 144A	1,075,000	1,063
6.375%, 5/1/26	375,901	386
8.375%, 5/1/27	4,928,194	5,096
Intelsat Jackson Holdings SA - Series B - Contingent Value Rights *,Æ	2,774	12
Intelsat Jackson Holdings SA Escrow
5.500%, 8/1/23 *,Æ	1,525,000	–
8.500%, 10/15/24 *,Æ	800,000	–
9.750%, 7/15/25 *,Æ	475,000	–
Lamar Media Corp.
3.625%, 1/15/31	425,000	390
4.000%, 2/15/30	100,000	95
4.875%, 1/15/29	675,000	670
Match Group, Inc.
4.125%, 8/1/30 144A	2,175,000	2,038
4.625%, 6/1/28 144A	1,450,000	1,405
5.000%, 12/15/27 144A	525,000	522
Midas OpCo Holdings LLC 5.625%, 8/15/29 144A	3,700,000	3,491
Millennium Escrow Corp. 6.625%, 8/1/26 144A	1,225,000	1,163
News Corp. 5.125%, 2/15/32 144A	175,000	176
Nexstar Broadcasting, Inc. 4.750%, 11/1/28 144A	2,275,000	2,204
Nexstar Broadcasting, Inc. 5.625%, 7/15/27 144A	3,225,000	3,264
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 1/15/29 144A	1,150,000	1,070
4.625%, 3/15/30 144A	1,100,000	1,035
Scripps Escrow II, Inc.
3.875%, 1/15/29 144A	500,000	465
5.375%, 1/15/31 144A	1,175,000	1,125
Scripps Escrow, Inc. 5.875%, 7/15/27 144A	1,925,000	1,926
Sinclair Television Group, Inc.
4.125%, 12/1/30 144A	150,000	134
5.125%, 2/15/27 144A	3,975,000	3,607
5.500%, 3/1/30 144A	600,000	519
5.875%, 3/15/26 144A	825,000	804
Sirius XM Radio, Inc.
3.125%, 9/1/26 144A	1,075,000	1,016
3.875%, 9/1/31 144A	3,025,000	2,753
4.000%, 7/15/28 144A	725,000	689

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Communications continued
4.125%, 7/1/30 144A	1,775,000	1,662
5.500%, 7/1/29 144A	925,000	939
Sprint Corp. 7.625%, 2/15/25	700,000	763
TEGNA, Inc.
4.625%, 3/15/28	600,000	597
5.000%, 9/15/29	3,375,000	3,383
Telenet Finance Luxembourg Notes SARL 5.500%, 3/1/28 144A	4,400,000	4,246
Terrier Media Buyer, Inc. 8.875%, 12/15/27 144A	5,025,000	5,113
T-Mobile USA, Inc.
2.250%, 2/15/26	1,950,000	1,838
2.875%, 2/15/31	650,000	586
3.375%, 4/15/29 144A	1,025,000	975
3.375%, 4/15/29	500,000	476
Townsquare Media, Inc. 6.875%, 2/1/26 144A	375,000	386
Twitter, Inc. 5.000%, 3/1/30 144A	1,075,000	1,070
Univision Communications, Inc. 4.500%, 5/1/29 144A	1,400,000	1,333
UPC Broadband Finco BV 4.875%, 7/15/31 144A	3,450,000	3,239
Urban One, Inc. 7.375%, 2/1/28 144A	2,050,000	2,058
Viavi Solutions, Inc. 3.750%, 10/1/29 144A	350,000	328
Virgin Media Finance PLC 5.000%, 7/15/30 144A	2,700,000	2,550
Virgin Media Secured Finance PLC 5.500%, 5/15/29 144A	475,000	471
Virgin Media Vendor Financing Notes IV 5.000%, 7/15/28 144A	1,550,000	1,488
VMED O2 UK Financing I PLC
4.250%, 1/31/31 144A	875,000	800
4.750%, 7/15/31 144A	1,475,000	1,390
VZ Secured Financing BV 5.000%, 1/15/32 144A	1,225,000	1,145
Ziggo Bond Co. BV
5.125%, 2/28/30 144A	575,000	535
6.000%, 1/15/27 144A	2,200,000	2,214
Ziggo BV 4.875%, 1/15/30 144A	200,000	188

Total		132,555

Consumer, Cyclical (16.0%)
1011778 BC ULC / New Red Finance, Inc.
3.500%, 2/15/29 144A	525,000	485
3.875%, 1/15/28 144A	1,125,000	1,066
4.000%, 10/15/30 144A	5,775,000	5,209
4.375%, 1/15/28 144A	1,175,000	1,128
Academy, Ltd. 6.000%, 11/15/27 144A	850,000	870
Adient Global Holdings, Ltd. 4.875%, 8/15/26 144A	3,450,000	3,283
Affinity Gaming 6.875%, 12/15/27 144A	2,300,000	2,237

High Yield Bond Portfolio

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.
5.500%, 4/20/26 144A	1,300,000	1,310
5.750%, 4/20/29 144A	1,525,000	1,519
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 144A	275,000	256
4.000%, 1/15/28 144A	725,000	697
Aramark Services, Inc.
5.000%, 2/1/28 144A	225,000	218
6.375%, 5/1/25 144A	2,525,000	2,592
Asbury Automotive Group, Inc.
4.625%, 11/15/29 144A	450,000	419
5.000%, 2/15/32 144A	450,000	418
BCPE Empire Holdings, Inc. 7.625%, 5/1/27 144A	3,650,000	3,439
Boyd Gaming Corp.
4.750%, 12/1/27	1,650,000	1,642
4.750%, 6/15/31 144A	575,000	554
Caesars Entertainment, Inc.
4.625%, 10/15/29 144A	825,000	771
5.750%, 7/1/25 144A	1,250,000	1,276
6.250%, 7/1/25 144A	1,600,000	1,652
8.125%, 7/1/27 144A	1,975,000	2,116
CCM Merger, Inc. 6.375%, 5/1/26 144A	275,000	278
Clarios Global LP 6.750%, 5/15/25 144A	135,000	140
Clarios Global LP / Clarios US Finance Co.
6.250%, 5/15/26 144A	270,000	278
8.500%, 5/15/27 144A	6,600,000	6,848
Dana Financing Luxembourg SARL 5.750%, 4/15/25 144A	650,000	656
Dana, Inc.
4.500%, 2/15/32	675,000	604
5.625%, 6/15/28	175,000	177
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29 144A	3,350,000	2,913
Ford Motor Credit Co. LLC
2.700%, 8/10/26	725,000	674
3.375%, 11/13/25	3,250,000	3,177
4.000%, 11/13/30	1,975,000	1,860
4.063%, 11/1/24	1,700,000	1,695
4.125%, 8/17/27	1,350,000	1,320
4.140%, 2/15/23	800,000	805
4.271%, 1/9/27	1,675,000	1,652
4.389%, 1/8/26	1,975,000	1,970
5.113%, 5/3/29	2,950,000	2,967
5.125%, 6/16/25	1,600,000	1,632
Foundation Building Materials, Inc. 6.000%, 3/1/29 144A	2,925,000	2,632
The Gap, Inc.
3.625%, 10/1/29 144A	1,050,000	936
3.875%, 10/1/31 144A	475,000	414
GYP Holdings III Corp. 4.625%, 5/1/29 144A	1,750,000	1,621
H&E Equipment Services, Inc. 3.875%, 12/15/28 144A	2,775,000	2,602
Hilton Domestic Operating Co., Inc.
3.625%, 2/15/32 144A	700,000	635

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
3.750%, 5/1/29 144A	1,150,000	1,079
4.875%, 1/15/30	500,000	499
5.750%, 5/1/28 144A	550,000	569
IHO Verwaltungs GmbH
4.750%, 9/15/26 144A	2,375,000	2,328
6.000%, 5/15/27 144A	800,000	782
6.375%, 5/15/29 144A	900,000	886
Interface, Inc. 5.500%, 12/1/28 144A	625,000	607
JB Poindexter & Co., Inc. 7.125%, 4/15/26 144A	2,175,000	2,210
KAR Auction Services, Inc. 5.125%, 6/1/25 144A	2,400,000	2,430
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.750%, 6/1/27 144A	550,000	558
Kontoor Brands, Inc. 4.125%, 11/15/29 144A	450,000	412
MGM Resorts International 6.000%, 3/15/23	1,725,000	1,764
Midwest Gaming Borrower LLC 4.875%, 5/1/29 144A	950,000	876
Mohegan Gaming & Entertainment 8.000%, 2/1/26 144A	4,050,000	4,025
NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125%, 4/1/26 144A	1,075,000	1,104
Penn National Gaming, Inc.
4.125%, 7/1/29 144A	575,000	515
5.625%, 1/15/27 144A	250,000	248
Raptor Acquisition Corp / Raptor Co-Issuer LLC 4.875%, 11/1/26 144A	200,000	192
Real Hero Merger Sub 2, Inc. 6.250%, 2/1/29 144A	4,750,000	4,328
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. 6.625%, 3/1/30 144A	1,325,000	1,306
Scientific Games International, Inc.
7.250%, 11/15/29 144A	1,250,000	1,309
8.250%, 3/15/26 144A	1,400,000	1,458
8.625%, 7/1/25 144A	1,400,000	1,472
SeaWorld Parks & Entertainment, Inc. 5.250%, 8/15/29 144A	2,500,000	2,384
Six Flags Entertainment Corp.
5.500%, 4/15/27 144A	2,400,000	2,397
7.000%, 7/1/25 144A	275,000	287
SRS Distribution, Inc.
6.000%, 12/1/29 144A	2,050,000	1,896
6.125%, 7/1/29 144A	1,725,000	1,591
Station Casinos LLC
4.500%, 2/15/28 144A	2,000,000	1,897
4.625%, 12/1/31 144A	1,300,000	1,189
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000%, 6/1/31 144A	2,525,000	2,367
5.875%, 3/1/27	900,000	912
White Cap Buyer LLC 6.875%, 10/15/28 144A	1,825,000	1,729

High Yield Bond Portfolio

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
White Cap Parent LLC 8.250%, 3/15/26 144A	1,450,000	1,425
The William Carter Co. 5.500%, 5/15/25 144A	400,000	412
WMG Acquisition Corp.
3.750%, 12/1/29 144A	800,000	752
3.875%, 7/15/30 144A	325,000	310
Yum! Brands, Inc.
4.625%, 1/31/32	1,625,000	1,572
4.750%, 1/15/30 144A	725,000	711
5.375%, 4/1/32	625,000	626

Total		125,057

Consumer, Non-cyclical (17.5%)
Acadia Healthcare Co., Inc.
5.000%, 4/15/29 144A	225,000	222
5.500%, 7/1/28 144A	225,000	226
AdaptHealth LLC
4.625%, 8/1/29 144A	1,450,000	1,323
5.125%, 3/1/30 144A	1,425,000	1,323
AHP Health Partners, Inc. 5.750%, 7/15/29 144A	1,025,000	953
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
3.250%, 3/15/26 144A	350,000	331
3.500%, 2/15/23 144A	325,000	325
3.500%, 3/15/29 144A	2,050,000	1,850
4.875%, 2/15/30 144A	450,000	438
5.875%, 2/15/28 144A	700,000	698
7.500%, 3/15/26 144A	625,000	660
Allied Universal Holdco LLC
6.000%, 6/1/29 144A	2,225,000	1,963
6.625%, 7/15/26 144A	1,275,000	1,290
9.750%, 7/15/27 144A	4,700,000	4,858
Avantor Funding, Inc.
3.875%, 11/1/29 144A	1,825,000	1,716
4.625%, 7/15/28 144A	2,350,000	2,324
Bausch Health Cos., Inc. 4.875%, (ICE LIBOR USD 3 Month plus
3.000%), 6/1/28 144A	350,000	335
5.000%, 1/30/28 144A	1,200,000	988
5.000%, 2/15/29 144A	625,000	487
5.250%, 1/30/30 144A	1,900,000	1,493
5.250%, 2/15/31 144A	625,000	486
5.500%, 11/1/25 144A	725,000	719
5.750%, 8/15/27 144A	775,000	764
6.125%, 4/15/25 144A	4,321,000	4,359
6.125%, 2/1/27 144A	300,000	302
6.250%, 2/15/29 144A	1,775,000	1,456
7.250%, 5/30/29 144A	2,200,000	1,876
8.500%, 1/31/27 144A	2,175,000	2,169
9.000%, 12/15/25 144A	850,000	881
9.250%, 4/1/26 144A	525,000	538
Bellring Brands, Inc. 7.000%, 3/15/30 144A	1,850,000	1,889
Catalent Pharma Solutions, Inc. 3.500%, 4/1/30 144A	700,000	639
Centene Corp.
2.625%, 8/1/31	725,000	645
3.000%, 10/15/30	375,000	344

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
3.375%, 2/15/30	900,000	847
4.250%, 12/15/27	2,400,000	2,409
4.625%, 12/15/29	2,425,000	2,445
Charles River Laboratories International, Inc.
3.750%, 3/15/29 144A	525,000	495
4.000%, 3/15/31 144A	550,000	516
CHS / Community Health Systems, Inc.
5.250%, 5/15/30 144A	1,000,000	960
5.625%, 3/15/27 144A	750,000	764
6.000%, 1/15/29 144A	225,000	227
6.125%, 4/1/30 144A	1,075,000	1,000
6.875%, 4/15/29 144A	2,825,000	2,776
8.000%, 3/15/26 144A	825,000	859
DaVita, Inc. 4.625%, 6/1/30 144A	975,000	910
Edgewell Personal Care Co.
4.125%, 4/1/29 144A	1,000,000	920
5.500%, 6/1/28 144A	875,000	871
Embecta Corp.
5.000%, 2/15/30 144A	525,000	495
6.750%, 2/15/30 144A	875,000	877
Endo Finance LLC / Endo Finco, Inc. 6.000%, 6/30/28 144A	1,100,000	622
Garda World Security Corp.
4.625%, 2/15/27 144A	875,000	839
6.000%, 6/1/29 144A	2,250,000	2,021
Gartner, Inc.
3.750%, 10/1/30 144A	550,000	516
4.500%, 7/1/28 144A	250,000	249
Global Medical Response, Inc. 6.500%, 10/1/25 144A	3,025,000	3,002
Grifols Escrow Issuer SA 4.750%, 10/15/28 144A	475,000	447
GW B-CR Security Corp. 9.500%, 11/1/27 144A	4,969,000	5,093
HCA, Inc.
3.500%, 9/1/30	1,400,000	1,352
5.375%, 2/1/25	1,625,000	1,691
5.375%, 9/1/26	625,000	656
5.875%, 5/1/23	1,120,000	1,158
5.875%, 2/15/26	1,050,000	1,117
HealthEquity, Inc. 4.500%, 10/1/29 144A	1,550,000	1,469
Jazz Securities DAC 4.375%, 1/15/29 144A	1,825,000	1,768
Kraft Heinz Foods Co.
4.375%, 6/1/46	1,375,000	1,358
5.200%, 7/15/45	2,175,000	2,354
LifePoint Health, Inc.
4.375%, 2/15/27 144A	625,000	604
5.375%, 1/15/29 144A	150,000	142
6.750%, 4/15/25 144A	825,000	852
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.500%, 4/15/25 144A *,j	4,600,000	2,243
5.625%, 10/15/23 144A *,j	2,775,000	1,360
MEDNAX, Inc. 5.375%, 2/15/30 144A	1,125,000	1,086
Mozart Debt Merger Sub, Inc.
3.875%, 4/1/29 144A	1,625,000	1,503

High Yield Bond Portfolio

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
5.250%, 10/1/29 144A	4,650,000	4,323
MPH Acquisition Holdings LLC
5.500%, 9/1/28 144A	900,000	863
5.750%, 11/1/28 144A	4,500,000	4,063
The Nielsen Co. Luxembourg SARL 5.000%, 2/1/25 144A	1,275,000	1,281
Nielsen Finance LLC / Nielsen Finance Co.
4.500%, 7/15/29 144A	475,000	474
4.750%, 7/15/31 144A	625,000	624
5.625%, 10/1/28 144A	875,000	881
5.875%, 10/1/30 144A	1,050,000	1,053
Organon Finance 1 LLC
4.125%, 4/30/28 144A	425,000	405
5.125%, 4/30/31 144A	1,800,000	1,737
Performance Food Group, Inc. 4.250%, 8/1/29 144A	1,425,000	1,299
Post Holdings, Inc.
4.500%, 9/15/31 144A	850,000	753
4.625%, 4/15/30 144A	1,550,000	1,396
5.500%, 12/15/29 144A	900,000	866
5.625%, 1/15/28 144A	975,000	957
5.750%, 3/1/27 144A	1,405,000	1,412
Prestige Brands, Inc.
3.750%, 4/1/31 144A	700,000	625
5.125%, 1/15/28 144A	425,000	422
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/1/26 144A	3,025,000	3,164
Signal Parent, Inc. 6.125%, 4/1/29 144A	1,950,000	1,589
Syneos Health, Inc. 3.625%, 1/15/29 144A	925,000	854
Team Health Holdings, Inc. 6.375%, 2/1/25 144A	1,875,000	1,683
Teleflex, Inc.
4.250%, 6/1/28 144A	250,000	243
4.625%, 11/15/27	450,000	456
Tenet Healthcare Corp.
4.250%, 6/1/29 144A	225,000	216
4.625%, 7/15/24	576,000	578
4.625%, 6/15/28 144A	125,000	123
4.875%, 1/1/26 144A	1,200,000	1,211
5.125%, 11/1/27 144A	1,450,000	1,457
6.125%, 10/1/28 144A	1,850,000	1,880
6.250%, 2/1/27 144A	1,125,000	1,155
6.750%, 6/15/23	750,000	781
United Rentals North America, Inc. 3.875%, 2/15/31	275,000	259
4.875%, 1/15/28	1,225,000	1,244
5.250%, 1/15/30	425,000	438
5.500%, 5/15/27	800,000	827
US Foods, Inc.
4.625%, 6/1/30 144A	700,000	648
4.750%, 2/15/29 144A	1,500,000	1,431
6.250%, 4/15/25 144A	225,000	231
Vizient, Inc. 6.250%, 5/15/27 144A	675,000	695

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
ZipRecruiter, Inc. 5.000%, 1/15/30 144A	450,000	439

Total		136,779

Diversified (0.2%)
Stena International SA 6.125%, 2/1/25 144A	1,375,000	1,375

Total		1,375

Energy (13.7%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 6/15/29 144A	2,200,000	2,198
5.750%, 3/1/27 144A	2,375,000	2,419
5.750%, 1/15/28 144A	2,600,000	2,655
7.875%, 5/15/26 144A	675,000	730
Antero Resources Corp.
5.375%, 3/1/30 144A	925,000	945
7.625%, 2/1/29 144A	417,000	451
8.375%, 7/15/26 144A	211,000	233
Archrock Partners LP
6.250%, 4/1/28 144A	1,975,000	1,947
6.875%, 4/1/27 144A	3,100,000	3,135
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 6/30/29 144A	600,000	593
7.000%, 11/1/26 144A	1,650,000	1,692
8.250%, 12/31/28 144A	575,000	604
9.000%, 11/1/27 144A	414,000	567
Berry Petroleum Co. LLC 7.000%, 2/15/26 144A	875,000	864
Callon Petroleum Co.
6.375%, 7/1/26	900,000	895
8.250%, 7/15/25	425,000	429
Centennial Resource Production LLC
5.375%, 1/15/26 144A	25,000	24
6.875%, 4/1/27 144A	1,725,000	1,734
Cheniere Energy Partners LP
3.250%, 1/31/32 144A	550,000	500
4.000%, 3/1/31	1,500,000	1,454
4.500%, 10/1/29	1,150,000	1,156
Cheniere Energy, Inc. 4.625%, 10/15/28	975,000	978
Chesapeake Energy Corp. 5.875%, 2/1/29 144A	225,000	232
Chesapeake Energy Corp. Escrow 7.000%, 10/1/24	1,000,000	17
CNX Midstream Partners LP 4.750%, 4/15/30 144A	1,125,000	1,054
Comstock Resources, Inc.
5.875%, 1/15/30 144A	650,000	640
6.750%, 3/1/29 144A	2,400,000	2,476
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 8.000%, 4/1/29 144A	1,200,000	1,281
CrownRock LP / CrownRock Finance, Inc.
5.000%, 5/1/29 144A	325,000	325
5.625%, 10/15/25 144A	3,025,000	3,083
DT Midstream, Inc. 4.375%, 6/15/31 144A	1,450,000	1,388

High Yield Bond Portfolio

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 1/30/28 144A	850,000	879
6.625%, 7/15/25 144A	775,000	804
Enviva Partners LP / Enviva Partners Finance Corp. 6.500%, 1/15/26 144A	3,600,000	3,701
EQM Midstream Partners LP
4.500%, 1/15/29 144A	1,050,000	982
4.750%, 7/15/23	219,000	221
4.750%, 1/15/31 144A	1,325,000	1,239
5.500%, 7/15/28	1,925,000	1,933
6.000%, 7/1/25 144A	900,000	918
6.500%, 7/1/27 144A	1,825,000	1,906
6.500%, 7/15/48	1,025,000	989
EQT Corp.
3.125%, 5/15/26 144A	750,000	728
3.625%, 5/15/31 144A	500,000	477
3.900%, 10/1/27	425,000	424
5.000%, 1/15/29	350,000	361
Hess Midstream Operations LP 4.250%, 2/15/30 144A	625,000	590
Hess Midstream Partners LP 5.125%, 6/15/28 144A	1,300,000	1,299
Holly Energy Partners LP / Holly Energy Finance Corp. 5.000%, 2/1/28 144A	1,550,000	1,471
Nabors Industries, Ltd.
7.250%, 1/15/26 144A	1,300,000	1,300
7.375%, 5/15/27 144A	225,000	234
7.500%, 1/15/28 144A	950,000	926
NuStar Logistics LP 5.625%, 4/28/27	2,250,000	2,201
Oasis Petroleum, Inc. 6.375%, 6/1/26 144A	300,000	307
Occidental Petroleum Corp.
4.300%, 8/15/39	1,525,000	1,441
4.400%, 8/15/49	975,000	916
5.875%, 9/1/25	1,225,000	1,301
6.450%, 9/15/36	1,225,000	1,439
6.625%, 9/1/30	1,400,000	1,607
8.000%, 7/15/25	625,000	702
8.875%, 7/15/30	1,600,000	2,052
PDC Energy, Inc.
5.750%, 5/15/26	1,525,000	1,546
6.125%, 9/15/24	213,000	216
Precision Drilling Corp.
6.875%, 1/15/29 144A	375,000	381
7.125%, 1/15/26 144A	1,175,000	1,199
Range Resources Corp.
4.750%, 2/15/30 144A	475,000	472
4.875%, 5/15/25	350,000	354
5.000%, 3/15/23	113,000	114
8.250%, 1/15/29	875,000	959
Rattler Midstream LP 5.625%, 7/15/25 144A	875,000	888
Rockcliff Energy II LLC 5.500%, 10/15/29 144A	1,025,000	1,026
Shelf Drilling Holdings, Ltd. 8.250%, 2/15/25 144A	900,000	740

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
SM Energy Co.
5.625%, 6/1/25 b	1,000,000	999
6.500%, 7/15/28 b	200,000	206
6.625%, 1/15/27 b	250,000	256
6.750%, 9/15/26 b	1,100,000	1,131
Southwestern Energy Co.
4.750%, 2/1/32	725,000	724
5.375%, 3/15/30	300,000	305
8.375%, 9/15/28	1,100,000	1,207
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.750%, 4/15/25	1,850,000	1,512
Tap Rock Resources LLC 7.000%, 10/1/26 144A	1,175,000	1,216
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 1/15/28	1,675,000	1,698
5.500%, 3/1/30	2,250,000	2,337
5.875%, 4/15/26	1,600,000	1,650
6.500%, 7/15/27	300,000	316
TerraForm Power Operating LLC
4.250%, 1/31/23 144A	175,000	175
4.750%, 1/15/30 144A	1,725,000	1,682
5.000%, 1/31/28 144A	1,775,000	1,767
TransMontaigne Partners LP / TLP Finance Corp. 6.125%, 2/15/26	1,175,000	1,161
Ultra Resources, Inc. Contingent Value Rights *,Æ	1,380	–
USA Compression Finance Corp. 6.875%, 4/1/26	3,550,000	3,582
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 9/1/27	1,475,000	1,481
Western Gas Partners LP
4.500%, 3/1/28	1,100,000	1,122
5.300%, 3/1/48 b	2,650,000	2,624
5.450%, 4/1/44 b	650,000	659
5.500%, 8/15/48	400,000	395
Western Midstream Operating LP
4.000%, 7/1/22	475,000	475
4.550%, 2/1/30	325,000	323
4.650%, 7/1/26	175,000	179

Total		107,124

Financial (7.6%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750%, 10/15/27 144A	2,175,000	2,149
AmWINS Group, Inc. 4.875%, 6/30/29 144A	2,575,000	2,472
Ardonagh Midco 2 PLC 11.500%, 1/15/27 144A Þ	2,264,571	2,400
AssuredPartners, Inc.
5.625%, 1/15/29 144A	950,000	874
7.000%, 8/15/25 144A	3,250,000	3,230
BroadStreet Partners, Inc. 5.875%, 4/15/29 144A	4,500,000	4,196
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28 144A	400,000	418

High Yield Bond Portfolio

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
GTCR AP Finance, Inc. 8.000%, 5/15/27 144A	1,725,000	1,745
HUB International, Ltd.
5.625%, 12/1/29 144A	2,100,000	2,005
7.000%, 5/1/26 144A	9,925,000	10,040
LD Holdings Group LLC 6.125%, 4/1/28 144A	1,575,000	1,394
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
3.875%, 2/15/29 144A	200,000	196
4.500%, 9/1/26	450,000	452
4.625%, 6/15/25 144A	400,000	403
5.625%, 5/1/24	475,000	489
5.750%, 2/1/27	300,000	317
Navient Corp.
5.000%, 3/15/27	450,000	429
5.500%, 3/15/29	1,650,000	1,537
6.750%, 6/25/25	1,175,000	1,207
6.750%, 6/15/26	350,000	357
NFP Corp. 6.875%, 8/15/28 144A	6,775,000	6,470
Rocket Mortgage LLC / Rocket Mortgage Co- Issuer, Inc.
2.875%, 10/15/26 144A	1,200,000	1,102
3.625%, 3/1/29 144A	875,000	800
3.875%, 3/1/31 144A	1,525,000	1,380
4.000%, 10/15/33 144A	950,000	832
Ryan Specialty Group LLC 4.375%, 2/1/30 144A	650,000	614
United Shore Financial Services LLC 5.500%, 11/15/25 144A	2,950,000	2,862
United Wholesale Mortgage LLC
5.500%, 4/15/29 144A	1,725,000	1,537
5.750%, 6/15/27 144A	725,000	673
USIS Merger Sub, Inc. 6.875%, 5/1/25 144A	4,625,000	4,640
VICI Properties LP / VICI Note Co., Inc.
3.500%, 2/15/25 144A	125,000	123
4.250%, 12/1/26 144A	1,125,000	1,120
4.625%, 12/1/29 144A	1,350,000	1,347

Total		59,810

Health Care (0.3%)
IQVIA, Inc.
5.000%, 10/15/26 144A	1,725,000	1,755
5.000%, 5/15/27 144A	750,000	759

Total		2,514

Industrial (12.3%)
ARD Finance SA 6.500%, 6/30/27 144A	3,057,214	2,795
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.000%, 9/1/29 144A	1,975,000	1,780
5.250%, 8/15/27 144A	4,900,000	4,529
Ball Corp.
2.875%, 8/15/30	1,575,000	1,412
3.125%, 9/15/31	300,000	268
Berry Global Escrow Corp.
4.875%, 7/15/26 144A	1,125,000	1,136

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Industrial continued
5.625%, 7/15/27 144A	1,150,000	1,163
CFX Escrow Corp. 6.375%, 2/15/26 144A	338,000	349
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30 144A	6,225,000	5,859
Cornerstone Building Brands, Inc. 6.125%, 1/15/29 144A	900,000	835
CP Atlas Buyer, Inc. 7.000%, 12/1/28 144A	3,400,000	2,899
Crown Americas LLC 5.250%, 4/1/30 144A	400,000	410
Crown Americas LLC / Crown Americas Capital Corp. VI 4.750%, 2/1/26	1,175,000	1,188
Energizer Holdings, Inc.
4.375%, 3/31/29 144A	2,400,000	2,101
4.750%, 6/15/28 144A	900,000	817
6.500%, 12/31/27 144A	575,000	569
Flex Acquisition Co., Inc.
6.875%, 1/15/25 144A	3,525,000	3,534
7.875%, 7/15/26 144A	4,175,000	4,321
Gates Global LLC / Gates Global Co. 6.250%, 1/15/26 144A	4,550,000	4,554
Graphic Packaging International LLC
3.500%, 3/15/28 144A	425,000	400
3.500%, 3/1/29 144A	450,000	414
3.750%, 2/1/30 144A	175,000	160
4.750%, 7/15/27 144A	500,000	505
II-VI, Inc. 5.000%, 12/15/29 144A	1,300,000	1,271
Koppers, Inc. 6.000%, 2/15/25 144A	4,075,000	3,994
Madison IAQ LLC
4.125%, 6/30/28 144A	250,000	230
5.875%, 6/30/29 144A	4,550,000	4,084
Mauser Packaging Solutions
5.500%, 4/15/24 144A	975,000	971
7.250%, 4/15/25 144A	2,450,000	2,428
MIWD Holdco II LLC / MIWD Finance Corp. 5.500%, 2/1/30 144A	375,000	350
OI European Group BV 4.750%, 2/15/30 144A	450,000	418
Owens-Brockway Glass Container, Inc.
5.375%, 1/15/25 144A	2,075,000	2,065
5.875%, 8/15/23 144A	597,000	610
6.375%, 8/15/25 144A	925,000	940
6.625%, 5/13/27 144A	375,000	371
Redwood Star Merger Sub, Inc. 8.750%, 4/1/30 144A	2,450,000	2,346
Standard Industries, Inc.
3.375%, 1/15/31 144A	725,000	634
4.375%, 7/15/30 144A	1,275,000	1,168
4.750%, 1/15/28 144A	1,325,000	1,267
5.000%, 2/15/27 144A	3,375,000	3,346
Terex Corp. 5.000%, 5/15/29 144A	575,000	551
TK Elevator Holdco GmbH 7.625%, 7/15/28 144A	1,121,000	1,111
TK Elevator US Newco, Inc. 5.250%, 7/15/27 144A	2,175,000	2,151

High Yield Bond Portfolio

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Industrial continued
TransDigm UK Holdings PLC 6.875%, 5/15/26	1,775,000	1,808
TransDigm, Inc.
4.625%, 1/15/29	2,275,000	2,127
4.875%, 5/1/29	775,000	726
5.500%, 11/15/27	1,250,000	1,241
6.250%, 3/15/26 144A	2,650,000	2,721
6.375%, 6/15/26	1,850,000	1,867
7.500%, 3/15/27	675,000	695
Trident TPI Holdings, Inc.
6.625%, 11/1/25 144A	2,225,000	2,181
9.250%, 8/1/24 144A	1,450,000	1,457
Trivium Packaging Finance BV
5.500%, 8/15/26 144A	525,000	523
8.500%, 8/15/27 144A	3,550,000	3,532
TTM Technologies, Inc. 4.000%, 3/1/29 144A	950,000	879
Watco Cos. LLC / Watco Finance Corp. 6.500%, 6/15/27 144A	2,150,000	2,114
WESCO Distribution, Inc.
7.125%, 6/15/25 144A	775,000	806
7.250%, 6/15/28 144A	1,075,000	1,142

Total		96,123

Technology (6.5%)
AMG AG 7.000%, 7/31/25 144A	1,050,000	1,067
Black Knight InfoServ LLC 3.625%, 9/1/28 144A	1,225,000	1,161
Booz Allen Hamilton, Inc.
3.875%, 9/1/28 144A	400,000	386
4.000%, 7/1/29 144A	250,000	244
Boxer Parent Co., Inc. 9.125%, 3/1/26 144A	375,000	386
CDW LLC / CDW Finance Corp. 3.250%, 2/15/29	200,000	184
Clarivate Science Holdings Corp.
3.875%, 7/1/28 144A	350,000	334
4.875%, 7/1/29 144A	1,775,000	1,670
Condor Merger Sub, Inc. 7.375%, 2/15/30 144A	4,300,000	4,125
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 144A	725,000	719
6.500%, 10/15/28 144A	1,250,000	1,242
Diebold Nixdorf, Inc. 9.375%, 7/15/25 144A	325,000	330
The Dun & Bradstreet Corp. 5.000%, 12/15/29 144A	850,000	799
Elastic NV 4.125%, 7/15/29 144A	1,800,000	1,674
Entegris, Inc. 3.625%, 5/1/29 144A	725,000	678
Fair Isaac Corp. 4.000%, 6/15/28 144A	625,000	605
Helios Software Holdings, Inc. 4.625%, 5/1/28 144A	1,800,000	1,654
Logan Merger Sub, Inc. 5.500%, 9/1/27 144A	2,875,000	2,683
Minerva Merger Sub, Inc. 6.500%, 2/15/30 144A	4,925,000	4,778

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Technology continued
NCR Corp.
5.000%, 10/1/28 144A	875,000	838
5.125%, 4/15/29 144A	1,475,000	1,418
5.250%, 10/1/30 144A	1,425,000	1,351
5.750%, 9/1/27 144A	1,025,000	1,025
6.125%, 9/1/29 144A	650,000	652
ON Semiconductor Corp. 3.875%, 9/1/28 144A	675,000	645
Open Text Corp.
3.875%, 2/15/28 144A	800,000	767
3.875%, 12/1/29 144A	125,000	119
4.125%, 2/15/30 144A	800,000	758
4.125%, 12/1/31 144A	300,000	281
PTC, Inc. 4.000%, 2/15/28 144A	500,000	487
Rackspace Technology Global, Inc.
3.500%, 2/15/28 144A	1,825,000	1,633
5.375%, 12/1/28 144A	2,675,000	2,321
Roblox Corp. 3.875%, 5/1/30 144A	1,375,000	1,286
Rocket Software, Inc. 6.500%, 2/15/29 144A	2,925,000	2,654
Science Applications International Corp. 4.875%, 4/1/28 144A	325,000	320
Seagate HDD Cayman
3.125%, 7/15/29	1,475,000	1,324
3.375%, 7/15/31	1,225,000	1,089
Sensata Technologies, Inc. 3.750%, 2/15/31 144A	225,000	208
SS&C Technologies, Inc. 5.500%, 9/30/27 144A	3,600,000	3,627
Synaptics, Inc. 4.000%, 6/15/29 144A	575,000	542
Veritas US, Inc. / Veritas Bermuda, Ltd. 7.500%, 9/1/25 144A	2,750,000	2,609

Total		50,673

Utilities (2.0%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	425,000	434
5.750%, 5/20/27	550,000	548
5.875%, 8/20/26	2,350,000	2,343
Calpine Corp.
3.750%, 3/1/31 144A	1,250,000	1,119
4.500%, 2/15/28 144A	1,575,000	1,536
4.625%, 2/1/29 144A	350,000	322
5.000%, 2/1/31 144A	200,000	182
5.125%, 3/15/28 144A	1,075,000	1,024
5.250%, 6/1/26 144A	299,000	301
NRG Energy, Inc.
3.875%, 2/15/32 144A	2,300,000	2,024
5.250%, 6/15/29 144A	775,000	757
5.750%, 1/15/28	225,000	229
6.625%, 1/15/27	625,000	644
Solaris Midstream Holdings LLC 7.625%, 4/1/26 144A	650,000	671
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,082
5.500%, 9/1/26 144A	900,000	905

High Yield Bond Portfolio

Corporate Bonds (97.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
5.625%, 2/15/27 144A	1,925,000	1,923

Total		16,044

Total Corporate Bonds (Cost: $785,007)		758,432

Warrants (0.0%)
Energy (0.0%)
Chesapeake Energy Corp. *	1,128	72

Total		72

Total Warrants (Cost: $28)		72

Short-Term Investments (2.2%)	Shares/Par +	Value $ (000’s)
Money Market Funds (2.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250%#	17,336,204	17,336

Total		17,336

Total Short-Term Investments (Cost: $17,336)		17,336

Total Investments (99.8%) (Cost: $806,754)@		780,004

Other Assets, Less Liabilities (0.2%)		1,733

Net Assets (100.0%)		781,737

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022 the value of these securities (in thousands) was $616,147 representing 78.8% of the net assets.

f	Defaulted Security
b

Cash or securities with an aggregate value of $5,875 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2022.

Þ	PIK - Payment In Kind. PIK rate of Ardonagh Midco 2 PLC 12.75%.
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $806,754 and the net unrealized depreciation of investments based on that cost was $26,750 which is comprised of $10,294 aggregate gross unrealized appreciation and $37,044 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

High Yield Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Energy	$—	$—	$3,091
Telecommunications	—	—	651
All Others	422	—	—
Corporate Bonds
Communications	—	132,543	12
Energy	—	107,124	—
All Others	—	518,753	—
Short-Term Investments	17,336	—	—
Warrants	72	—	—

Total Assets:	$17,830	$758,420	$3,754

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2022.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand